Reserves - Schedule of Future Benefit Payments and Expected Gross Premiums (Details) - Long-term care - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Policyholder Account Balance [Line Items]
Expected future benefits payments	$ 829.3	$ 850.0
Expected future gross premiums	$ 69.4	$ 76.2